CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Accounts receivable, allowance	$ 114	$ 126
Common stock, par value (in usd per share)	$ 0.0001	$ 0.0001
Treasury stock (in shares)	567,823	567,823
Common Class A
Common stock, shares issued (in shares)	78,089,268	77,289,166
Common stock, shares outstanding (in shares)	77,521,445	76,721,343
Common Class B
Common stock, shares issued (in shares)	13,582,642	13,582,642
Common stock, shares outstanding (in shares)	13,582,642	13,582,642